OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments
Securities - FVTPL	$ 239	$ 174
Investments accounted for using equity method
Investments
Financial assets pledged as collateral for liabilities or contingent liabilities	104	103
Other non-current liabilities	$ 93	93
Convertible Preferred Units Of US Hospitality Company
Investments
Percent of dividend rate (percent)	7.50%
Securities - FVTPL	$ 175	$ 147
Additional Convertible Preferred Units Of US Hospitality Company
Investments
Percent of dividend rate (percent)	5.00%